Related Party Transactions (Details Narrative)		12 Months Ended
	Dec. 18, 2019 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 18, 2018 shares
Sentient [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned		36,980,982	36,980,982	36,980,982
Number of common shares beneficially owned, percentage		33.66%	41.70%	46.93%
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	2,944,444	22,944,444	22,944,444			19,997,628
Number of common shares beneficially owned, percentage		20.89%	25.87%			25.38%
Proceeds from related party | $	$ 530,000
Number of shares granted	1,472,222
Exercise price | $ / shares	$ 0.25
Expiration date	Dec. 18, 2021
Former Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm | $		$ 171,952	$ 370,127	$ 174,224	$ 244,285